Group Cash Flow Statement (Unaudited) ( (Parenthetical)) - GBP (£) £ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Statement Of Cash Flows [Abstract]
Net cash outflows relating to litigation settlements and adjusting items	£ 229	£ 352	£ 685